Revenue from contracts with customers - Change in Deferred Revenue (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer, Liability [Roll Forward]
Balance at beginning of period	$ 2,719	$ 4,713
Deferral of revenue	3,554	4,092
Recognition of deferred revenue	(4,284)	(6,086)
Balance at end of period	1,989	2,719	$ 4,713
DWave System [Member]
Contract With Customer, Liability [Roll Forward]
Balance at beginning of period	$ 2,719	4,713	4,921
Deferral of revenue		4,092	4,513
Recognition of deferred revenue		(6,086)	(4,721)
Balance at end of period		$ 2,719	$ 4,713